EPAZZ, Inc., Consolidated Statement of Stockholders' Equity, As of June 30, 2011 (USD $)	Total	Common Stock Series A	Common Stock Series B	Additional Paid-in Capital	Accumulated Deficit
Balance, Amount at Dec. 31, 2006	$ (59,702)	$ 394,829	$ 25,000	$ 1,041,014	$ (1,520,545)
Balance, Shares at Dec. 31, 2006		39,482,940	2,500,000
Net (Loss) Income	(152,658)				(152,658)
Balance, Amount at Dec. 31, 2007	(212,360)	394,829	25,000	1,041,014	(1,673,203)
Balance, Shares at Dec. 31, 2007		39,482,940	2,500,000
Net (Loss) Income	(264,107)				(264,107)
Balance, Amount at Dec. 31, 2008	(476,467)	394,829	25,000	1,041,014	(1,937,310)
Balance, Shares at Dec. 31, 2008		39,482,940	2,500,000
Net (Loss) Income	(54,680)				(54,680)
Shares Issued, Shares		19,000,000
Shares Issued, Value	177,000	190,000		(13,000)
Shares Cancelled, Shares		(4,000,000)
Shares Cancelled, Value		(40,000)
Balance, Amount at Dec. 31, 2009	(394,147)	54,483	25,000	1,518,360	(1,991,990)
Balance, Shares at Dec. 31, 2009		5,448,294	2,500,000
Net (Loss) Income	120,954				120,954
Shares Issued, Shares		25,000,000
Shares Issued, Value	1,000,000	250,000		750,000
Balance, Amount at Dec. 31, 2010	726,807	304,483	25,000	2,268,360	(1,871,036)
Balance, Shares at Dec. 31, 2010		30,448,294	2,500,000
Net (Loss) Income	84,647				84,647
Balance, Amount at Jun. 30, 2011	$ 811,454	$ 304,483	$ 25,000	$ 2,268,360	$ (1,786,389)
Balance, Shares at Jun. 30, 2011		30,448,294	2,500,000